Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2025
Transactions with related parties
Schedule of transactions with related parties - condensed consolidated statements of comprehensive income

	Six months ended
	June 30
	2025	2024
Included in voyage expenses (including related party)
Charter hire commissions (a)	$970	$987
Included in general and administrative expenses (including related party)
Executive services fee (b)	$289	$291
Administrative services fee (c)	$60	$60
Management fees-related party
Management fees (a)	$3,361	$3,281

Schedule of transactions with related parties - balance sheet

	June 30,	December 31,
	2025	2024
Assets:
Advances granted to the Manager (a)	$510	$1,189
Total assets due from related party, current	$510	$1,189

Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (b)	$150	$—
Administrative service charges due to Manager (c)	$30	$30
Other Partnership expenses due to Manager (a)	$1,280	$669
Total liabilities due to related party, current	$1,460	$699